Intangible Assets	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Goodwill and Intangible Assets Disclosure [Abstract]
Intangible Assets

(5) Intangible Assets

Intangible assets consisted of the following:

Description	June 30, 2021	December 31, 2020
Indefinite lived intangible assets:
Goodwill	$109,983	$109,983
Total indefinite lived intangible assets	$109,983	$109,983

Finite lived intangible assets consisted of the following:
Other intangible assets:
Trademarks	$103,258	$103,258
Software	504,314	504,314
Customer list	855,073	855,073
Non-compete	858	858
Technology license	2,250,000	-
Total other intangible assets	$3,713,503	$1,463,503
Accumulated amortization	(765,413)	(472,944)
Total other intangible assets, net	$2,948,090	$990,559

On April 7, 2021, the Company entered into a Technology License Agreement, under which the Company will license proprietary technology that will enable the expansion of the Company’s service into certain other markets. Under the terms of the license, the Company issued 1,000,000 shares of its common stock to the licensor upon signing. The Company also issued 1,250,000 shares to the licensor in May 2021 upon the filing of a patent application related to the licensed technology. The Company will issue up to 3,450,000 additional shares to the licensor upon the achievement of certain milestones. In addition, the Company has granted stock options for 2,000,000 shares at an exercise price of $1.00 per share that will become exercisable for three years after the end of the fiscal year in which certain sales levels are achieved using the licensed technology. The Company has the option for four years after the achievement of certain milestones to either acquire the technology or acquire the licensor for the purchase price of 4,000,000 of its common shares. Until the Company exercise one of these options, it will share with the licensor 50% of pre-revenue costs and 50% of the net revenue, as defined, from the use of the technology.

Amortization expense on intangible assets totaled $292,469 and $157,174 for the six months ended June 30, 2021 and 2020, respectively.

Future amortization schedule for intangible assets is as follows:

2021 (July-December)	$405,762
2022	748,208
2023	652,938
2024	566,708
2025	461,974
2026	112,500
TOTAL	$2,948,090

(5) Intangible Assets

Intangible assets consisted of the following:

Description	December 31, 2020	December 31, 2019
Indefinite lived intangible assets:
Goodwill	$109,983	$108,707
Total indefinite lived intangible assets	$109,983	$108,707

Finite lived intangible assets consisted of the following:
Other intangible assets:
Trademarks	$103,258	$52,699
Software	504,314	252,423
Customer list	855,073	459,657
Non-compete	858	-
Total other intangible assets	$1,463,503	$764,779
Accumulated amortization	(472,944)	(135,803)
Total other intangible assets, net	$990,559	$628,976

Amortization expense on intangible assets totaled $337,141 and $135,803 for the year ended December 31, 2020 and the period from March 28, 2019 (date of inception) through December 31, 2019, respectively. See also note 13.

Future amortization schedule for intangible assets is as follows:

2021	$360,445
2022	360,445
2023	269,669
Total	$990,559